SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2016
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Weighted-average Assumptions Used to Estimate Fair Value of Options Granted
	Six months ended June 30,
	2016	2015
	Unaudited

Volatility	50%-52%	51%-60%
Risk-free interest rate	1.10%-1.30%	1.43%-1.77%
Dividend yield	0%	0%
Expected life (years)	4.8-5.9	4.8-6.0